Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2011
Payment Date	8/15/2011
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,467,166.22
Principal:
Principal Collections	$17,233,427.44
Prepayments in Full	$8,574,000.66
Liquidation Proceeds	$652,806.58
Recoveries	$43,619.28

Sub Total	$26,503,853.96

Collections	$28,971,020.18

Purchase Amounts:
Purchase Amounts Related to Principal	$331,689.81
Purchase Amounts Related to Interest	$2,559.53

Sub Total	$334,249.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,305,269.52

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2011
Payment Date	8/15/2011
Transaction Month	16

III. DISTRIBUTIONS				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,305,269.52
Servicing Fee	$577,911.04	$577,911.04	$0.00	$0.00	$28,727,358.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,727,358.48
Interest - Class A-2 Notes	$11,604.88	$11,604.88	$0.00	$0.00	$28,715,753.60
Interest - Class A-3 Notes	$420,200.00	$420,200.00	$0.00	$0.00	$28,295,553.60
Interest - Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$28,036,478.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,036,478.60
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$27,958,223.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,958,223.18
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$27,900,799.85
Third Priority Principal Payment	$2,455,498.69	$2,455,498.69	$0.00	$0.00	$25,445,301.16
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$25,373,076.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,373,076.16
Regular Principal Payment	$21,400,000.00	$21,400,000.00	$0.00	$0.00	$3,973,076.16
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,973,076.16
Residual Released to Depositor	$0.00	$3,973,076.16	$0.00	$0.00	$0.00

Total		$29,305,269.52

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$2,455,498.69
Regular Principal Payment	$21,400,000.00

Total	$23,855,498.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
Original		Original Balance		Original Balance		Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$19,341,472.26	$94.90	$11,604.88	$0.06	$19,353,077.14	$94.96
Class A-3 Notes	$4,514,026.43	$11.82	$420,200.00	$1.10	$4,934,226.43	$12.92
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$23,855,498.69	$21.88	$898,783.63	$0.82	$24,754,282.32	$22.71

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2011
Payment Date	8/15/2011
Transaction Month	16
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$19,341,472.26	0.0949042	$0.00	0.0000000
Class A-3 Notes	$382,000,000.00	1.0000000	$377,485,973.57	0.9881832
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$620,791,472.26	0.5694029	$596,935,973.57	0.5475221

Pool Information
Weighted Average APR		4.423%		4.412%
Weighted Average Remaining Term		43.12		42.31
Number of Receivables Outstanding		40,395		39,509
Pool Balance		$693,493,245.47		$666,385,899.00
Adjusted Pool Balance (Pool Balance - YSOC Amount)		$620,791,472.26		$596,935,973.57
Pool Factor		0.5779111		0.5553216

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance				$11,999,998.86
Targeted Credit Enhancement Amount				$11,999,998.86
Yield Supplement Overcollateralization Amount				$69,449,925.43
Targeted Overcollateralization Amount				$69,449,925.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)				$69,449,925.43

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance				$11,999,998.86
Reserve Account Deposits Made				$0.00
Reserve Account Draw Amount				$0.00
Ending Reserve Account Balance				$11,999,998.86
Change in Reserve Account Balance				$0.00

Specified Reserve Balance				$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2011
Payment Date	8/15/2011
Transaction Month	16
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	116	$315,421.98
(Recoveries)	54	$43,619.28
Net Losses for Current Collection Period		$271,802.70
Cumulative Net Losses Last Collection Period		$3,972,877.42
Cumulative Net Losses for all Collection Periods		$4,244,680.12
Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.47%
Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.20%	427	$8,026,681.19
61-90 Days Delinquent	0.16%	56	$1,061,902.88
91-120 Days Delinquent	0.04%	12	$264,263.65
Over 120 Days Delinquent	0.13%	33	$836,059.42

Total Delinquent Receivables	1.53%	528	$10,188,907.14

Repossession Inventory:
Repossessed in the Current Collection Period		49	$898,727.07
Total Repossessed Inventory		60	$1,296,467.32

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4126%
Preceding Collection Period			0.5082%
Current Collection Period			0.4797%
Three Month Average			0.4668%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2058%
Preceding Collection Period			0.2278%
Current Collection Period			0.2556%
Three Month Average			0.2297%